Income tax (Details) - GBP (£) £ in Thousands	3 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Income Taxes [Abstract]
Current period research and development tax credit on qualifying expenditure	£ 705	£ 1,036
Tax credit / (expense) related to the US operations	106	(90)
Total current tax	811	946
Release of temporary difference relating to intangible asset	31	0
Total deferred tax	31	0
Total tax credit for the period	£ 842	£ 946	[1]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’